Bank Loans	12 Months Ended
Dec. 31, 2025
Bank Loans [Abstract]
Bank loans

Note 12 — Bank loans

Outstanding balance of bank loans consisted of the following:

	As of December 31,
	2025	2024

Loans from Bank of Communication Fixed interest rates ranging from 3.2% to 3.6%, maturity dates from January 15, 2025 to March 12, 2026 and guaranteed by the representative of Zhuhai Powerbridge, the Group’s CEO and CEO’s spouse and a third party. The Group pledged buildings with the aggregated carrying value of $2.1 million and $2.1 million as of December 31, 2025 and 2024 to secure the loans	$1,715,977	$2,465,990
Loans from Bank of Zhuhai Rural Commercial Fixed interest rates ranging from 3.0%, maturity dates from July 24, 2025 to July 30, 2028. The Group pledged buildings with the aggregated carrying value of $1.6 million as of December 31, 2025 to secure the loans	1,415,538	-
Loan from SPD Bank Fixed interest rates ranging from 3.5% to 4.0%, maturity on from July 16, 2024 to December 16, 2025 and guaranteed by the Group’s CEO. The Group pledged fixed asset with the aggregated carrying value of $1.6 million as of December 31, 2024 to secure the loan, the Group’s CEO pledged personal property to secure some of these loans.	-	1,411,094
Subtotal	3,131,515	3,877,084
Less: Short term bank loans	(1,715,977)	(3,877,084)
Less: Long term bank loan-current portion	(57,771)	-
Long term bank loan	$1,357,767	$-

The movement bank loans are as follows:

	For the years ended December 31,
	2025	2024	2023

Beginning balance	$3,877,084	$3,943,718	$2,609,755
Additions	3,046,817	4,210,848	3,954,300
Repayments	(3,937,391)	(4,169,157)	(2,542,050)
Foreign currency translation adjustments	145,005	(108,325)	(78,287)
Ending balance	$3,131,515	$3,877,084	$3,943,718

For the years ended December 31, 2025, 2024 and 2023, interest expense for above bank loans were $125,910, $149,060 and $144,080, respectively, with the weighted average interest rate of 3.1%, 3.9% and 4.1%, respectively.

The repayment schedule for the bank loans is as follows:

Twelve months ending December 31,	Repayment
2026	$1,773,748
2027	57,771
2028	1,299,996
Total	$3,131,515